Other income	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Other Operating Income Explanatory
Note 5

Other income
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
(11) 635
2
(36)
Net gains / (losses) from disposals of investments in associates 41 0 4
Share of net profits of associates and joint ventures 105 84 46
Impairments related to associates

0 0 (1)
Total 135 719 13
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income
9 40 31
Income from properties
3
23 26 27
Net gains / (losses) from properties held for sale 100
4
76
5
(19)
Other 185
6
216
7
160
Total other income 452 1,076 212
1 Includes foreign exchange gains

/ (losses) reclassified

from other comprehensive income

related to the disposal

or closure of foreign

operations.

2 Includes a USD
631

million net gain on

the sale of a

majority
stake in Fondcenter AG

(now Clearstream Fund Centre AG).

3 Includes rent received from third parties.

4 Mainly relates to the sale of a

property in Basel.

5 Includes net gains of USD
140

million arising from
sale-and-leaseback transactions, primarily

related to a property in

Geneva, partly offset by

remeasurement losses relating to properties

that were reclassified as held

for sale.

6 Includes a gain of

USD
100

million
from the sale of

UBS's domestic wealth management

business in Austria. Refer

to Note 30 for

more information.

7 Includes a

USD
215

million gain on the

sale of intellectual property

rights associated with the
Bloomberg Commodity Index family.

UBS AG
Entity [Table]
Disclosure Of Other Operating Income Explanatory
Note 5

Other income
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
(11) 635
2
(36)
Net gains / (losses) from disposals of investments in associates 41 0 4
Share of net profits of associates and joint ventures 105 84 46
Impairments related to associates

0 0 (1)
Total 134 719 13
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income
9 40 31
Income from properties
3
22 25 27
Net gains / (losses) from properties held for sale 100
4
76
5
(19)
Income from shared services provided to UBS Group AG or its subsidiaries 451 422 464
Other 224
6
267
7
161
Total other income 941 1,549 677
1 Includes foreign exchange gains

/ (losses) reclassified

from other comprehensive income

related to the disposal

or closure of foreign

operations.

2 Includes a USD
631

million net gain on

the sale of a

majority
stake in Fondcenter AG

(now Clearstream Fund Centre AG).

3 Includes rent received from third parties.

4 Mainly relates to the sale of a

property in Basel.

5 Includes net gains of USD
140

million arising from
sale-and-leaseback transactions, primarily

related to a property in

Geneva, partly offset by

remeasurement losses relating to properties

that were reclassified as held

for sale.

6 Includes a gain of

USD
100

million
from the sale of UBS AG's domestic wealth management business in Austria. Refer to Note 30 for more information.

7 Includes a USD
215

million gain on the sale of intellectual property rights associated with the
Bloomberg Commodity Index family.